FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liquidity Risk
Cash and cash equivalents	$ 5,292,833	$ 9,242,809	$ 17,507,157	$ 22,954,571
Current trade payables	3,993,203
Not past due
Liquidity Risk
Current trade payables	1,534,577
30 - 60 days
Liquidity Risk
Current trade payables	825,097
Over 60 days
Liquidity Risk
Current trade payables	$ 1,633,529